Goodwill and intangible assets (Details 2)	Dec. 31, 2022 USD ($)
Gross Carrying Amount	$ 39,415,000
Accumulated Amortization	5,483,000
Net Carrying Amount	33,932,000
Customer Relationship
Gross Carrying Amount	30,849,000
Accumulated Amortization	2,489,000
Net Carrying Amount	28,360,000
Backlog [Member]
Gross Carrying Amount	3,322,000
Accumulated Amortization	1,107,000
Net Carrying Amount	2,215,000
Non-compete agreements [Member]
Gross Carrying Amount	3,729,000
Accumulated Amortization	895,000
Net Carrying Amount	2,834,000
Off-market favorable leases [Member]
Gross Carrying Amount	955,000
Accumulated Amortization	955,000
Net Carrying Amount	0
Brand [Member]
Gross Carrying Amount	560,000
Accumulated Amortization	37,000
Net Carrying Amount	$ 523,000